Finance Receivables Held for Sale (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Finance Receivables
Loans receivable held for sale	$ 776		$ 793
Finance receivables held for sale originated as held for investment	46	$ 4
Net gain on sale of SpringCastle interests	167	0
Personal loans
Finance Receivables
Loans receivable held for sale	606		617
Real Estate Loan
Finance Receivables
Loans receivable held for sale	170		$ 176
SpringCastle Portfolio
Finance Receivables
Financing Receivable, Reclassification to Held-for-sale	1,600
Fair Value, Measurements, Nonrecurring [Member]
Finance Receivables
Asset Impairment Charges	$ 2	$ 1